NON-CONTROLLING INTERESTS - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 11,342	$ 10,951
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	11,070	10,680
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 272	$ 271